Note 4 - Property and Equipment, Net - Property, Plant and Equipment (Details) (USD $)	Oct. 31, 2014	Oct. 31, 2013
Land	$ 36,379,146	$ 34,553,789
Less accumulated amortization and depreciation	(23,265,701)	(21,726,591)
Property and equipment, net	13,113,445	12,827,198
Building and Building Improvements [Member]
Land	8,120,110	7,990,110
Construction in Progress [Member]
Land	493,876	251,727
Furniture and Fixtures [Member]
Land	957,032	950,640
Land [Member]
Land	3,144,068	3,144,068
Machinery and Equipment [Member]
Land	$ 23,664,060	$ 22,217,244